Long-term Debt and Finance Lease Obligations - Redemption Prices (Details) - Senior Notes - OpCo Notes	12 Months Ended
Dec. 31, 2019
2019
Debt Instrument, Redemption [Line Items]
Redemption Price	103.188%
2020
Debt Instrument, Redemption [Line Items]
Redemption Price	101.594%
2021 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption Price	100.00%